Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
Clough Hedged Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clough Hedged Equity ETF NAV
Average Annual Return, Percent	34.77%	6.14%
Clough Select Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clough Select Equity ETF NAV
Average Annual Return, Percent	49.28%	12.33%
Bloomberg US Treausury 0-1 Year Maturity TR Index Unhedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treausury 0-1 Year Maturity TR Index Unhedged USD
Average Annual Return, Percent	4.90%	2.46%
Bloomberg World Large Mid & Small Cap Equal Weight/ UST 0-1 Yr 50/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World Large Mid & Small Cap Equal Weight/ UST 0-1 Yr 50/50 Index
Average Annual Return, Percent	14.40%	4.60%
Wilshire Liquid Alternative Equity Hedge Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Equity Hedge Total Return Index
Average Annual Return, Percent	17.89%	7.95%
Bloomberg World Large Mid & Small Cap Equal Weight Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World Large Mid & Small Cap Equal Weight Total Return Index
Average Annual Return, Percent	24.22%	6.13%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	14.54%